Summary of Significant Accounting Policies - Schedule of Interest Rate Derivatives (Details) - Mar. 31, 2015 $ in Millions	USD ($) instrument
Interest Rate Cap
Derivative
Number of Instruments | instrument	2
Notional amount	$ 92.0
Interest Rate Swap
Derivative
Number of Instruments | instrument	1
Notional amount	$ 64.5